Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended		9 Months Ended
		Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Interest income
Loans	[1]	$ 6,527	$ 8,161	$ 21,873	$ 23,808
Securities
Interest	[1]	1,125	1,921	4,420	5,995
Dividends	[1]	359	383	1,310	1,101
Deposits with banks	[1]	55	179	280	557
Total interest income	[1]	8,066	10,644	27,883	31,461
Interest expense (Note 21)
Deposits		1,053	3,489	6,272	10,362
Securitization liabilities		72	123	294	403
Subordinated notes and debentures		113	100	326	288
Other (Note 2)		345	908	1,747	2,652
Total interest expense		1,583	4,620	8,639	13,705
Net interest income		6,483	6,024	19,244	17,756
Non-interest income
Investment and securities services		1,368	1,213	4,000	3,626
Credit fees		359	333	1,046	967
Net securities gain (loss) (Note 5)		10	23	8	47
Trading income (loss)		474	398	1,158	810
Income (loss) from non-trading financial instruments at fair value through profit or loss		81	31	3	115
Income (loss) from financial instruments designated at fair value through profit or loss		140	8	82	97
Service charges		571	736	1,960	2,142
Card services		458	630	1,588	1,887
Insurance revenue		1,177	1,088	3,435	3,158
Other income (loss)		(456)	15	(722)	120
Total non-interest income		4,182	4,475	12,558	12,969
Total revenue		10,665	10,499	31,802	30,725
Provision for credit losses (Note 6)		2,188	655	6,325	2,138
Insurance claims and related expenses		805	712	2,256	2,082
Non-interest expenses
Salaries and employee benefits (Notes 15,16)		3,050	2,849	9,010	8,500
Occupancy, including depreciation (Note 2)		450	446	1,350	1,360
Equipment, including depreciation (Note 2)		321	286	925	847
Amortization of other intangibles		203	195	610	589
Marketing and business development		152	197	516	563
Restructuring charges (recovery)			27	(8)	21
Brokerage-related and sub-advisory fees		89	84	268	250
Professional and advisory services		248	296	797	943
Other		794	994	2,427	3,404
Total non-interest expenses		5,307	5,374	15,895	16,477
Income before income taxes and equity in net income of an investment in TD Ameritrade		2,365	3,758	7,326	10,028
Provision for (recovery of) income taxes (Note 17)		445	813	1,354	2,089
Net income	[2]	2,248	3,248	6,752	8,830
Preferred dividends		68	62	203	184
Net income available to common shareholders and non-controlling interests in subsidiaries		2,180	3,186	6,549	8,646
Attributable to:
Common shareholders		$ 2,180	$ 3,186	$ 6,549	8,628
Non-controlling interests in subsidiaries					$ 18
Earnings per share (Canadian dollars) (Note 18)
Basic		$ 1.21	$ 1.75	$ 3.63	$ 4.72
Diluted		1.21	1.74	3.62	4.71
Dividends per common share (Canadian dollars)		$ 0.79	$ 0.74	$ 2.32	$ 2.15
TD Ameritrade [member]
Non-interest expenses
Equity in net income of an investment in TD Ameritrade (Note 7)		$ 328	$ 303	$ 780	$ 891

[1]	Includes $7,141 million and $23,710 million, for the three and nine months ended July 31, 2020, respectively (three and nine months ended July 31, 2019 - $8,838 million and $26,077 million, respectively) which have been calculated based on the effective interest rate method. Refer to Note 21.
[2]	The amounts are net of income tax provisions (recoveries) presented in the following table.